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May 30, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-4644

Re:	Permal Alternative Select VIT Portfolio, a series of Legg Mason Partners Variable Equity Trust

Post-Effective Amendment No. 70

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust (the “Trust”), Post-Effective Amendment No. 70 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed primarily to add disclosure to the prospectus and statement of additional information of Permal Alternative Select VIT Portfolio, a series of the Trust (the “Fund”), about a new subadviser. The Trust filed Post-Effective Amendment No. 61 to its Registration Statement on February 7, 2014 to register shares of the Fund, which amendment has not yet become effective. The staff previously reviewed and provided the Trust with comments with respect to Post-Effective Amendment No. 61 and the Trust’s responses to the staff’s comments along with its Tandy representations are being filed today. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558 or to Benjamin J. Haskin at (202) 303-1124.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Neesa P. Sood, Willkie Farr & Gallagher LLP

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